Note 15 - Earnings Per Share (EPS)	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Earnings Per Share [Text Block]
15.
Earnings per share (EPS)

All common shares issued are Costamare common stock and have equal rights to vote and participate in dividends. Profit or loss attributable to common equity holders is adjusted by the contractual amount of dividends on Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock that should be paid for the period. Dividends paid or accrued on Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock during the years ended
December 31, 2015,
2016
and
2017,
amounted to
$17,903,
$21,063
and
$21,063,
respectively.

	December 31,
	2015	2016	2017
	Basic EPS	Basic EPS	Basic EPS
Net income	$143,764	$81,702	$72,876
Less: paid and accrued earnings allocated to Preferred Stock	(17,903)	(21,063)	(21,063)
Net income available to common stockholders	125,861	60,639	51,813
Weighted average number of common shares, basic and diluted	75,027,474	77,243,252	100,527,907
Earnings per common share, basic and diluted	$1.68	$0.79	$0.52